13F-HR
		12/31/02

			0000923116
			q8wev#ti

			None
	1
			R. Groesbeck
			201-291-7888

	nwallace98@yahoo.com

		13F-HR
			Form 13F Holdings Report

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

				FORM 13F

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment
This Amendment:		is a restatement.
				adds new holdings entries.

Institutional Investment Manager filing this report:

Name:		Groesbeck Investment Management Corp.
Address:	12 Route 17 North Suite 130
		Paramus, NJ  07652

13F File Number:	801-44798
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Robert P. Groesbeck
Title:		President
Phone:	201-291-7888
Signature, Place, and Date of Signing:

	Robert P. Groesbeck	Paramus, NJ		February 7, 2003

Report Type:
X	13F HOLDING REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		90

Form 13F Information Table Value Total:	$210,094,141.29

List of Other Included Managers:
none


FANNIE MAE
Common
313586109
12026815
186955
Sole
RPG
700
186255
JOHNSON & JOHNSON
Common
478160104
10323868
192215
Sole
RPG
1000
191215
MERCK & CO INC
Common
589331107
8627873
152409
Sole
RPG
500
151909
TELEFLEX INC
Common
879369106
7863924
183351
Sole
RPG
1300
182051
KIMCO REALTY CORP
Common
49446R109
7620076
248697
Sole
RPG
1100
247597
NORTH FORK BANCORP
Common
659424105
6783798
201061
Sole
RPG
1000
200061
SUNGARD DATA SYS INC
Common
867363103
6661543
282748
Sole
RPG

282748
BEDFORD PPTY INVS I
Common
76446301
6483128
252360
Sole
RPG

252360
CONAGRA INC
Common
205887102
6393807
255650
Sole
RPG

255650
ABBOTT LABS
Common
2824100
6232080
155802
Sole
RPG

155802
PFIZER INC
Common
717081103
5829760
190702
Sole
RPG

190702
KINDER MORGAN ENERGY PAR
Common
494550106
5509000
157400
Sole
RPG

157400
AMSOUTH BANCORPORATION
Common
32165102
5473133
285059
Sole
RPG

285059
CINTAS CORP
Common
172908105
5069741
110814
Sole
RPG

110814
EXPRESS SCRIPTS INC CL A
Common
302182100
4869334
101360
Sole
RPG
1400
99960
MARSH & MCLENNAN
Common
57174810
4575899
99024
Sole
RPG

99024
SOUTHTRUST CORP
Common
844730101
4417112
177751
Sole
RPG
1800
175951
EL PASO ENERGY PARTNERS
Common
527367106
4176000
150000
Sole
RPG

150000
WASHINGTON REAL ESTATE
Common
939653101
4110600
161200
Sole
RPG

161200
TEPPCO PARTNERS L P
Common
872384102
3885000
140000
Sole
RPG

140000
CHARTER ONE FINL INC
Common
160903100
3802933
132368
Sole
RPG
1102
131266
PEOPLES BANK BRIDGEPORT
Common
710198102
3729600
148000
Sole
RPG

148000
VALLEY NATIONAL BANK
Common
919794107
3551749
134689
Sole
RPG

134689
JEFFERSON PILOT
Common
475070108
3508864
92072
Sole
RPG
800
91272
MACK CALI RLTY CORP
Common
129909107
3239070
106900
Sole
RPG

106900
HERSHEY FOODS CORP
Common
427866108
2915634
43233
Sole
RPG

43233
BED BATH & BEYOND INC
Common
075896100
2901901
84040
Sole
RPG

84040
DOLLAR TREE STORES INC
Common
256747106
2881099
117237
Sole
RPG
1300
115937
HARLEY DAVIDSON INC
Common
412822108
2872855
62183
Sole
RPG
1000
61183
PATTERSON DENTAL
Common
703412106
2834483
64803
Sole
RPG
700
64103
AFFILIATED COMPUTER SERV
Common
8190100
2731219
51875
Sole
RPG

51875
WASHINGTON MUT INC
Common
939322103
2611953
75643
Sole
RPG

75643
INTERNET ARCHITECTURE
Common
46060A107
2541908
98600
Sole
RPG

98600
CISCO SYS INC
Common
17275R102
2512056
191760
Sole
RPG
1000
190760
HEALTH CARE PPTY INVS
Common
421915109
2382260
62200
Sole
RPG

62200
WEINGARTEN REALTY
Common
94874110
2365822
64184
Sole
RPG

64184
AMERICAN INTL GROUP INC
Common
26874107
2190895
37872
Sole
RPG

37872
MCCORMICK & CO
Common
579780206
2158760
93050
Sole
RPG

93050
PAYCHEX INC
Common
704326107
2104079
75415
Sole
RPG

75415
BANK OF AMERICA
Common
06605F102
2087100
30000
Sole
RPG

30000
AFLAC INC
Common
1055102
2078822
69018
Sole
RPG

69018
SYSCO
Common
87182910
2027269
68052
Sole
RPG

68052
NSTAR
Common
67019E10
1641320
36975
Sole
RPG

36975
SEI INVESTMENTS CO
Common
784117103
1641156
60381
Sole
RPG
800
59581
PARTNERRE LTD
Common
G6852T105
1554600
30000
Sole
RPG

30000
ASTORIA FINL CORP
Common
4626510
1547007
56980
Sole
RPG

56980
ALTELL CORP
Common
2003910
1501491
29441
Sole
RPG

29441
BJS WHOLESALE CLUB INC
Common
05548J106
1456314
79580
Sole
RPG
800
78780
E M C CORP MASS
Common
268648102
1398692
227800
Sole
RPG
1500
226300
MICROSOFT CORP
Common
594918104
1364880
26400
Sole
RPG
500
25900
CAREER EDUCATION CORP
Common
141665109
1221200
30530
Sole
RPG

30530
PRE PAID LEGAL SVCS
Common
740065107
1131840
43200
Sole
RPG
1600
41600
GENERAL ELEC CO
Common
369604103
1066116
43783
Sole
RPG

43783
CDW COMPUTER
Common
125129106
991010
22600
Sole
RPG

22600
SUN MICROSYSTEMS INC
Common
866810104
787489
253212
Sole
RPG
2000
251212
PROCTER & GAMBLE
Common
742718109
762202
8869
Sole
RPG

8869
CLOROX CO DEL
Common
189054109
753473
18266
Sole
RPG

18266
MORGN ST D WITTR DISCV
Common
617446448
644708
16150
Sole
RPG

16150
PROGRESS ENERGY
Common
74326310
463845
10700
Sole
RPG

10700
NVIDIA CORP
Common
67066G104
398729
34642
Sole
RPG
400
34242
AUTOMATIC DATA PROCESS.
Common
53015103
349325
8900
Sole
RPG

8900
WACHOVIA CORP
Common
929903102
327960
9000
Sole
RPG

9000
WAL MART STORES INC
Common
931142103
323264
6400
Sole
RPG

6400
BRISTOL-MYERS SQUIBB
Common
110122108
300950
13000
Sole
RPG

13000
BANK NEW YORK INC
Common
64057102
263560
11000
Sole
RPG

11000
INTEL CORP
Common
458140100
203967
13100
Sole
RPG

13100
HOME DEPOT INC
Common
437076102
182552
7600
Sole
RPG

7600
J P MORGAN CHASE & CO
Common
616880100
106560
4440
Sole
RPG

4440
HEALTHCARE REALTY
Common
42194610
104189
3562
Sole
RPG

3562
TARGET CORP
Common
87612E106
78000
2600
Sole
RPG

2600
COUSINS PROPERTY, INC
Common
22279510
74100
3000
Sole
RPG

3000
AEGON N V ORD AMER REG
Common
7924103
70539
5498
Sole
RPG

5498
SELECT SECTOR SPDR TR
Common
81369Y80
65534
4428
Sole
RPG

4428
SBC COMMUNICATIONS
Common
78387G103
57067
2105
Sole
RPG

2105
QUANTA
Common
74762E102
54950
15700
Sole
RPG

15700
PROVIDIAN FINL CORP
Common
140186107
46728
7200
Sole
RPG

7200
COMPUTER SCIENCES
Common
205363104
44785
1300
Sole
RPG

1300
RATIONAL SOFTWARE CORP
Common
75409P202
31170
3000
Sole
RPG

3000
BELLSOUTH CORP.
Common
7986010
25870
1000
Sole
RPG

1000
INTERNATIONAL BUSINESS M
Common
459200101
23483
303
Sole
RPG

303
VERIZON COMMUNICATIONS
Common
92343V104
23250
600
Sole
RPG

600
WELLS FARGO & CO
Common
949746101
14061
300
Sole
RPG

300
MFS INTERNATIONAL INCOME
Common
55273C10
11557
1630
Sole
RPG

1630
CTS CORP
Common
126501105
7750
1000
Sole
RPG

1000
FOUNDRY NETWORKS
Common
35063R100
7040
1000
Sole
RPG

1000
TYCO INTERNATIONAL
Common
902124106
3416
200
      Sole
    RPG

200
CARRIER ACCESS CORP
Common
144460102
1976
5200
Sole
RPG

5200
INSIGHT ENTERPRISES
Common
45765U103
1645
198
Sole
RPG

198



210094141



































